Subsequent Events (Details Narrative) (10-K)		1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 17, 2020 USD ($)	Mar. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 27, 2020	Jun. 30, 2018
Subsequent Event [Line Items]
Foreign currency exchange rate, translation								28.880
Maturity date			Dec. 31, 2020		Dec. 31, 2020
Proceeds from issuance of convertible debt			$ 3,214,389	$ 786,000	$ 786,000	$ 3,507,530
Argentine Peso to U S Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation					59.8979	37.5690
British Pound to U S Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation					0.7541	0.7851
Subsequent Event [Member] | Accredited Investor [Member]
Subsequent Event [Line Items]
Maturity date	Dec. 31, 2020
Debt discount rate, percentage	15.00%
Subsequent Event [Member] | Accredited Investor [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Proceeds from issuance of convertible debt		$ 625,000
Subsequent Event [Member] | Maximum [Member] | Accredited Investor [Member]
Subsequent Event [Line Items]
Unsecured convertible promissory note	$ 1,500,000
Subsequent Event [Member] | Argentine Peso to U S Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation							64.2441
Subsequent Event [Member] | British Pound to U S Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation							0.8126